Capital Management - Summary of Company's Capital Structure (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Long-term debt payable within one year	552	756
Less: cash and cash equivalents	100	565	195
Net Long-term debt payable within one year	452	191
Long-term debt	8,373	8,301
Preferred shares	323	323
Common shares	3,314	3,314
Retained earnings	4,249	3,787
Total stockholders equity excluding accumulated other comprehensive income	7,563	7,101
Total capital	16,711	15,916